Issued Capital - Summary of Movements in Ordinary Share Capital (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, shares	257,029,426	205,142,734
Ending balance, shares	257,029,426	257,029,426	205,142,734
The weighted average number of shares on issue during the twelve months to June 30, 2019 was	257,029,426	210,454,829	175,433,909
Beginning balance, value	$ 164,087	$ 155,580
Ending balance, value	$ 164,087	$ 164,087	$ 155,580